Provisions - Summary Of Changes In Provisions On Guarantees (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		₩ 74,866	₩ 89,592	₩ 92,486
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0	0	0
Transfer to expected credit loss for the entire period		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Provisions used		0	(6,964)
Net provision (reversal) of unused amount		7,611	(10,701)	(18,348)
Changes due to business combinations				14,501
Others	[1]	(5,969)	2,939	953
Ending balance		76,508	74,866	89,592
Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		52,830	64,804	50,801
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		1,206	2,146	81
Transfer to expected credit loss for the entire period		(119)	(162)	(396)
Transfer to credit-impaired financial assets		(3)	(3)	(12)
Provisions used		0	(6,964)
Net provision (reversal) of unused amount		(3,449)	(9,929)	(1,124)
Changes due to business combinations				14,501
Others	[1]	(5,969)	2,938	953
Ending balance		44,496	52,830	64,804
Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		15,269	16,745	26,303
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		(1,206)	(2,144)	(60)
Transfer to expected credit loss for the entire period		119	193	1,639
Transfer to credit-impaired financial assets		(338)	(162)	(13)
Provisions used		0	0
Net provision (reversal) of unused amount		10,483	636	(11,124)
Changes due to business combinations				0
Others	[1]	0	1	0
Ending balance		24,327	15,269	16,745
Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		6,767	8,043	15,382
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0	(2)	(21)
Transfer to expected credit loss for the entire period		0	(31)	(1,243)
Transfer to credit-impaired financial assets		341	165	25
Provisions used		0	0
Net provision (reversal) of unused amount		577	(1,408)	(6,100)
Changes due to business combinations				0
Others	[1]	0	0	0
Ending balance		₩ 7,685	₩ 6,767	₩ 8,043

[1]	Recognized as a result of new financial guarantee contract valued at initial fair value.